PRODUCT WARRANTY (Tables)	12 Months Ended
Dec. 31, 2014
PRODUCT WARRANTY [Abstract]
Schedule of product warranty
Total
Product warranty
Balance as of December 31, 2011	300
Warranty accrued	284
Utilized	(118)
Balance as of December 31, 2012	466
Warranty accrued	989
Utilized	(237)
Balance as of December 31, 2013	1,218
Warranty accrued	2,193
Utilized	(226)
Balance as of December 31, 2014	3,185